Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Yalla Group Ltd
Entity Central Index Key	0001794350
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#238, Building 16, Dubai Internet City
Entity Address, City or Town	Dubai
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-39552
Entity Address, Country	AE
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yang Hu
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share
Trading Symbol	YALA
Security Exchange Name	NYSE
Class A Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	119,196,117
No Trading Symbol Flag	true
Class B Common Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	24,734,013